Redeemable Convertible Preferred Stock Warrant Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Temporary Equity Disclosure [Abstract]
Schedule of redeemable convertible preferred stock warrant liabilities	As of June 30, 2025, the outstanding warrants to purchase the Company’s redeemable convertible preferred stock were as follows (in thousands, except exercise price per share):

	Shares Underlying Warrants	Series of Redeemable Convertible Preferred Stock	Exercise Price Per Share	Expiration Date
Warrants issued with services agreement	486	Series A	$0.001	August 2028
Warrants issued with debt arrangement	303	Series A	$1.482	December 2028
Warrants issued with debt arrangement	540	Series A	$1.482	June 2031
Warrants issued with 2022 Credit Facility	640	Series B-2	$2.344	September 2032

Total outstanding	1,969

As of December 31, 2024, outstanding warrants to purchase the

Company’s redeemable convertible preferred stock were as follows (in thousands, except exercise price per share):

	Shares Underlying Warrants	Series of Redeemable Convertible Preferred Stock	Exercise Price Per Share	Expiration Date
Warrants issued with services agreement	486	Series A	$0.001	August 2028
Warrants issued with debt arrangement	303	Series A	$1.482	December 2028
Warrants issued with debt arrangement	540	Series A	$1.482	June 2031
Warrants issued with 2022 Credit Facility	640	Series B-2	$2.344	September 2032

Total outstanding	1,969